Cryptocurrencies - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Accounts payable	$ 8,337	$ 8,119
Cryptocurrencies [Member]
Indefinite-Lived Intangible Assets [Line Items]
Accounts payable	$ 5,100	$ 1,700